Leases	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Leases	LEASES
PEMEX leases plants, transportation and storage equipment, port facilities, buildings, land, catalysts, machinery and equipment. Leases generally run for a period of one to twenty years, in some cases with an option to renew the lease after that date. Some lease payments are renegotiated every five years to reflect that the rent payments are market compliant. Some of the leases provide for additional rental payments that are based on changes in local price indexes. For certain leases, PEMEX has restrictions to enter into a sublease agreement.
Plants, transport and storage equipment, port facilities, buildings and land leases were entered into in previous years as service, transportation and building leases.
PEMEX has rights of use assets for equipment whose contractual terms are from one to three years. These leases are short-term and / or low-value item leases. PEMEX has decided not to recognize the right-of-use assets and lease liabilities for these leases.
Lease information where PEMEX is a lessee is presented as follows:
i.Rights of use assets are as follows:

	Rights of use assets
	Transportation and storage equipment		Plants	Drilling equipment	Rights of use	Port facilities	Buildings	Lands	Catalyst	Machinery and Equipment	Total
Balance as of January 1, 2024	Ps.	17,568,803	15,639,974	5,418,743	1,496,655	2,620,491	67,246	20,147	233,131	137,990	Ps.	43,203,180
Depreciation of the year	(3,724,213)		(1,691,204)	(123,692)	(79,744)	(181,234)	(31,637)	(1,586)	(85,242)	(111,642)	(6,030,194)
Additions	4,058,802		—	—	—	119,709	18,430	—	—	328,424	4,525,365
Cancellations	(257,031)		—	—	—	—	(3,401)	—	—	(77,421)	(337,853)
Currency translation effect	489,269		—	—	—	64,525	7,657	5,346	36,933	305	604,035
Balance as of December 31, 2024	Ps.	18,135,630	13,948,770	5,295,051	1,416,911	2,623,491	58,295	23,907	184,822	277,656	Ps.	41,964,533
Depreciation of the year	(3,919,059)		(1,691,204)	(104,448)	(79,740)	(195,375)	(43,793)	(1,405)	(89,586)	(87,562)	(6,212,172)
Additions	2,605,626		—	1,436,560	—	123,506	146,958	—	—	65,294	4,377,944
Impairment	(1,939,194)		—	—	—	—	—	—	—	—	(1,939,194)
Currency translation effect	(272,833)		—	—	—	(52,917)	(5,440)	(3,530)	(15,092)	—	(349,812)
Balance as of December 31, 2025	Ps.	14,610,170	12,257,566	6,627,163	1,337,171	2,498,705	156,020	18,972	80,144	255,388	Ps.	37,841,299
Estimated useful life	1 to 10 years		14 years	10 years	23 years	20 years	1 to 5 years	5 years	5 years	1 to 5 years
ii.Leases liabilities are as follows:

	2025		2024
Lease liabilities recognized at January 1	Ps.	46,825,266	41,848,333
Additions	4,377,944		4,525,365
Cancellations	(257,531)		(337,853)
Payments of principal	(6,851,282)		(6,335,772)
Accrued interest	3,314,811		3,224,719
Interests paid	(2,481,974)		(2,128,875)
Foreign Exchange	(3,742,954)		6,029,349
Lease liabilities at December 31,	Ps.	41,184,280	46,825,266
The obligation recognized as of December 31, 2025 and 2024, amounted to Ps. 41,184,280 and Ps. 46,825,266, of which Ps. 9,428,699 and Ps. 8,628,404 were recognized in current liabilities and Ps. 31,755,581 and Ps. 38,196,862 in non-current liabilities, respectively.
iii.Amounts recognized in the statement of comprehensive Income

	2025		2024
Depreciation of rights of use	Ps.	6,212,172	Ps.	6,030,194
Interests from lease liabilities	3,373,102		3,422,669
Impairment of rights of use	1,939,194		—
Expenses related to short-term leases	1,625,434		671,277
iv.Amounts recognized in the statement of cash flows

	2025		2024
Lease payments (principal and interest)	Ps.	(9,333,256)	Ps.	(8,464,647)